REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2022
REDEEMABLE PREFERRED SHARES
Schedule of movement of the redeemable preferred shares

Redeemable
preferred shares
Balance at January 1, 2020	1,061,981
Accrual of redeemable preferred shares dividends	52,709
Settlement of redeemable preferred shares dividends	(65,489)
Foreign exchange impact	(68,291)

Balance at December 31, 2020 and January 1, 2021	980,910
Accrual of redeemable preferred shares dividends	49,073
Settlement of redeemable preferred shares dividends	(49,221)
Foreign exchange impact	(22,282)

Balance at December 31, 2021 and January 1, 2022	958,480
Accrual of redeemable preferred shares dividends	51,212
Settlement of redeemable preferred shares dividends	(51,578)
Foreign exchange impact	88,898
Balance at December 31, 2022	1,047,012